Company Information	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Company information [Abstract]
Company Information

Note 1 – Company Information

Organization and nature of Operations

CID Holdco, Inc. (the “Company”, or “CID Holdco”, or “CID”), formerly known as SEE ID Inc., dba Dot AI (the “Legacy Company” or “SEE ID”), was incorporated in Delaware with its headquarters in Las Vegas, Nevada. The Company helps businesses transform their operations by optimizing safety, security and efficiency of operations through real-time tracking of resources. Through CID Holdco’s extensive research and development initiatives, CID Holdco’s main focus includes areas such as Industrial IoT, Indoor & Outdoor tracking with seamless transitions, Passive RFID (including Bluetooth and 5G), Collision Avoidance, real-time locating system, Dolly Management, and related supported software applications.

CID Holdco is the developer of an asset tracking platform intended to push the limits of near real-time precision-based location technology. CID Holdco’s platform leverages the technologies including the patented passive and active RFID tracking solutions, low power edge camera platforms utilizing artificial intelligence, enabling users to give accuracy to all mapping technologies in areas that are troublesome. Through its technological solutions, CID Holdco serves multiple industries including construction, military, mining, retail, warehousing and manufacturing.

In July 2024, the Legacy Company incorporated Dot Works, Inc. (“Dot Works”), a Puerto Rico corporation, as a wholly-owned subsidiary. Dot Works, based in Puerto Rico, serves as the primary manufacturing facility for Dot Ai, producing smart hardware devices and embedded technological components used in AI-driven enterprise solutions (ZIM Bridges and Smart Industrial TAGS). Activities include assembly, quality control, and packaging of proprietary systems.

On March 18, 2024, the Legacy Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among CID HoldCo, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of ShoulderUp Technology Acquisition Corp, a Delaware corporation (“SUAC” or “ShoulderUp”), ShoulderUp Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Holdings (“ShoulderUp Merger Sub”), SEI Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Holdings (“SEI Merger Sub” and together with ShoulderUp Merger Sub, the “Merger Subs”).

On June 18, 2025 (the “Closing Date” or “Closing”), the Company consummated the Business Combination transactions by and among the Company, SUAC, ShoulderUp Merger Sub, Inc., SEI Merger Sub, Inc., and SEE ID, Inc. Pursuant to the Business Combination Agreement, on the Closing Date, (i) ShoulderUp Merger Sub merged with and into SUAC (the “ShoulderUp Merger”), with SUAC surviving the ShoulderUp Merger as a wholly-owned subsidiary of the Company (“SUAC Surviving Company”); and (ii) simultaneously with the ShoulderUp Merger, SEI Merger Sub merged with and into SEE ID (“the SEE ID Merger”), with SEE ID surviving the SEE ID Merger as a wholly-owned subsidiary of the Company (the “Surviving Company”) (the ShoulderUp Merger and the SEE ID Merger, together the “Mergers” and together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Pursuant to the Business Combination Agreement, on June 18, 2025, each of the following transactions occurred in the following order: (a) ShoulderUp Merger Sub merged with and into SUAC, with SUAC continuing as the surviving entity, and, in connection therewith, each ordinary share of SUAC issued and outstanding immediately prior to the Closing Date were be cancelled in exchange for the right of the holder thereof to receive, with respect to each ordinary share that is not redeemed or converted at Closing, one share of common stock of the Company (“Common Stock”); (b) SEI Merger Sub merged with and into SEE ID, with SEE ID continuing as the surviving entity, and, in connection therewith, (i) SEE ID common stocks issued and outstanding immediately prior to the Closing Date were cancelled in exchange for the right of the holders thereof to receive shares of Common Stock as set forth in the Business Combination Agreement and (ii) any convertible securities of SEE ID were converted; and (c) as a result of the Mergers, SUAC and SEE ID each became wholly owned subsidiaries of the Company, and the Company became a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of applicable law.

At Closing, Continental Stock Transfer & Trust Company (the “Transfer Agent”), SUAC and the Company entered into the Warrant Assumption and Assignment Agreement (the “Warrant Assumption Agreement”), pursuant to which, among other things, SUAC assigned to the Company all of SUAC’s right, title and interests, and the Company assumed all of SUAC’s liabilities and obligations under the certain Warrant Agreement, dated as of November 16, 2021, between SUAC and Continental Stock Transfer & Trust Company (the “Existing Warrant Agreement”). As a result, each Warrant automatically ceased to represent a right to acquire SUAC Class A Common Stock and instead represents a right to acquire shares of the Company’s Common Stock pursuant to the terms and conditions of the Existing Warrant Agreement (as amended by the Warrant Assumption Agreement). As such, the holders of each whole warrant to purchase SUTA Class A Common Stock received one warrant to purchase the Company’s Common Stock at an exercise price of $11.50 per share.

In connection with the Business Combination, CID Holdco filed a registration statement on Form S-4 (File No. 333-282600) (as amended, the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”). On June 18, 2025, the Registration Statement was declared effective by the SEC.

Liquidity and Going Concern

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements — Going Concern, which requires that management evaluate whether there are relevant conditions and events that in aggregate raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that the condensed consolidated financial statements are issued. Under the guidance, the Company must first evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern (step 1). If the Company concludes substantial doubt is raised, management also is required to consider whether its plans alleviate that doubt (step 2).

The Company has a limited operating history, has incurred significant operating losses since its inception, and the revenue and income potential of the Company’s business and market are unproven. The preparation of these condensed consolidated financial statements does not include any adjustments that may result from the outcome of this uncertainty. The Company’s condensed consolidated financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As of June 30, 2025, the Company had $6,492,646 in cash, a working capital of $454,040 and accumulated deficit of $54,877,024. To date, the Company has funded its operations primarily with the net proceeds from the issuance of convertible promissory notes, the issuance and sale of equity securities, and subsequent to June 18, 2025 proceeds from the Business Combination. The Company expects to incur substantial operating losses for the next several years and have obtained additional near-term financing in order to continue its research and development activities.

On June 18, 2025, the Company entered into a share subscription line of credit agreement under which the Company can access up to $50,000,000 in aggregate proceeds to fund its R&D activities and its operations.

If the Company is unable to obtain necessary funds through its business operations and the proceeds realized through the business combination, significant reductions in spending and the delay or cancellation of planned activities may be necessary. These actions would have a material adverse effect on the Company’s business, results of operations, and prospects. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these interim unaudited condensed consolidated financial statements are issued. The accompanying interim unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of these uncertainties.

Note 1 - Organization and Description of the Business

Nature of Operations:

SEE ID, Inc. dba Dot AI (“SEE ID”) was incorporated in the state of Nevada on December 8, 2020 to help businesses transform their operations by optimizing safety, security and efficiency of operations through real-time tracking of resources. Through SEE ID’s extensive research and development initiatives, SEE ID’s main focus includes areas such as Industrial IoT, Indoor and Outdoor tracking with seamless transitions, Passive RFID (including Bluetooth and 5G), Collision Avoidance, real-time locating systems, Dolly Management, and related supported software applications.

SEE ID is the developer of an asset tracking platform intended to push the limits of real-time precision-based location technology. SEE ID’s platform leverages the technologies, including the patented passive and active RFID tracking solutions, low power edge camera platforms utilizing artificial intelligence, enabling users to give accuracy to have in transit visibility of their material flow. Through its technological solutions, SEE ID serves multiple industries including aviation, construction, delivery, military, mining, retail, sea ports, medical logistics, warehousing and manufacturing.

SEE ID’s corporate headquarters is in Las Vegas, Nevada and SEE ID has offices in Massachusetts and Maryland.

In July 2024, SEE ID incorporated Dot Works, Inc. (“Dot Works”), a Puerto Rico corporation, as a wholly-owned subsidiary Dot Works, based in Puerto Rico, serves as the primary manufacturing facility for Dot Ai, producing smart hardware devices and embedded technology components used in AI-driven enterprise solutions (ZIM Bridges and Smart Industrial TAGS). Activities include assembly, quality control, and packaging of proprietary systems.

Principles of Consolidation:

The accompanying consolidated financial statements include the accounts of SEE ID and its wholly-owned subsidiary, Dot Works, which are collectively referred to as the “Company” in these consolidated financial statements. All intercompany balances and transactions have been eliminated upon consolidation.

Basis of Presentation:

The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Going Concern:

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company incurred net losses since its inception and at December 31, 2024 has an accumulated deficit of $24,733,263, cash of $721,032 and a working capital deficiency of $1,215,998. Management anticipates the Company will continue to incur operating losses for the foreseeable future. The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its research and development (“R&D”) activities and meet its obligations on a timely basis; however, there can be no assurance that sufficient funding will be available to allow the Company to successfully continue its R&D activities and commercialize its products.

On March 18, 2024, the Company signed a business combination agreement with ShoulderUp Technology Acquisition Corp. (“SUTA”), a special-purpose acquisition company. The Company’s strategic plan includes its business combination with SUTA to assist the Company in its efforts to raise capital and grow its business.

If the Company is unable to obtain necessary funds through its business operations and the proceeds realized through a business combination, or any other form of capital financing, significant reductions in spending and the delay or cancellation of planned activities may be necessary. These actions would have a material adverse effect on the Company’s business, results of operations, and prospects. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these consolidated financial statements are issued. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of these uncertainties.

Risks and Uncertainties:

The Company’s industry is subject to rapid technological change. The introduction of new technologies will continue to have a significant effect on competitive conditions to which the Company is subject. Certain technologies and industry developments may negatively impact the Company’s ability to compete within certain industry segments. If the Company is unable to develop new solutions that provide utility to its customers and provide enhancements and new features for its existing solutions that keep pace with rapid technological and regulatory change, the Company’s revenues and results of operations could be adversely affected.

Since some of the inventory that the Company purchases includes components produced in foreign countries, the Company is subject to certain risks associated with tariffs on imports the government of the United States of America imposes, which could adversely impact the Company’s operations.